Convertible debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible Debentures [Line Items]
Convertible debentures	$ 8,683	$ 11,963
Transaction costs		(755)
Net proceeds	8,683	11,208
Conversion of debentures to equity	(8,683)	(3,754)
Accretion in carrying value of debenture liability		1,228
Accrued interest	100	684
Interest converted in shares and paid	(100)	(615)
Convertible debentures Net book value	$ 0	$ 8,751